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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Funds Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Reports to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

June 30, 2010

Core Bond Fund
Government Fund

(mosaic logo)
www.mosaicfunds.com

Contents

Review of Period
Economic Overview	1
Outlook	1
Government Fund	2
Core Bond Fund	2
Portfolio of Investments
Government Fund	4
Core Bond Fund	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Other Information	15

Madison Mosaic Income Trust

Review of Period

ECONOMIC OVERVIEW

As we began 2010 we experienced a period of welcome calm in the bond markets, characterized by a relatively stable yield curve, lower market volatility, and range bound long-term yields. As a result, investors turned their attention to debating economic fundamentals while weighing the sustainability of the recent economic upturn. While the economy grew at a brisk pace in the final quarter of 2009 and inflation remained tame, this image of resurgent growth belied persistent fundamental challenges. The housing market continued to struggle, unemployment was persistently high, and European governments came under pressure. Despite these clouds, higher risk U.S. bonds continued to lead the market through the first quarter of 2010.

Fear reemerged in the financial markets during the second quarter of 2010. After nearly a year of consistent gains from risk sectors (stocks, corporate bonds), turmoil in the European Union among sovereign bond issuers and the banks that finance them caused investors to seek the relative safety of the highest quality investments. In the U.S., that meant a sharp rally in Treasury yields, widening risk premiums on corporate bonds and declines in the broad equity indices.

The situation in Europe worsened despite efforts of the European Central Bank. A large fund, similar in size, scope, and purpose to the TARP Fund in the U.S. was created to take the pressure off of the short-term liquidity needs of countries such as Greece. While the liquidity facility proved welcome, the fundamental problem facing European sovereigns -- fiscal discipline -- remained unresolved. Returning the budgets of Europe’s large deficit countries to something approaching "discipline" will require a sharp dose of higher taxes and reduced spending on social programs including pension entitlements.

Here in the U.S., the financial system appeared somewhat insulated from direct effects of Europe’s debt problems. U.S. banks seemed to have manageable exposures to European sovereign bonds and similarly manageable exposures to European banks. However, the effects on our economy bear watching. Despite the muted economic growth outlook, inflation concerns remain hotly debated. Events in Europe suggest potential deflation in the Eurozone. China has applied the monetary brakes to its economy in an attempt to cool an over-heated property market. Yet stimulative monetary and fiscal policies in the U.S. continue. As a result, we now believe U.S. inflation will likely remain low for longer than we had been expecting and we have pushed out our forecast of higher inflation until late 2011.

OUTLOOK

Against this backdrop of anemic growth and low inflation, we expect the Fed, despite its recent saber-rattling, to keep short-term interest rates low for at least the rest of this year. The yield curve should retain its steep slope and investors will likely continue to shy away from low-yielding cash equivalents in favor of better returns farther out the curve. We continue to favor intermediate bonds over the price risk inherent in longer maturities. We expect volatility to remain elevated as multiple cross-currents continue to buffet the market. We believe managing interest rate risk in this volatile environment will continue to be a key source of relative return, as will a healthy allocation to high-quality corporate bonds in Mosaic Core Bond Fund and agency bonds in Mosaic Government Bond Fund.

Semi-Annual Report 1

Madison Mosaic Income Trust | Review of Period | continued

MADISON MOSAIC GOVERNMENT FUND

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Government Fund invests primarily in short to intermediate term government and government agency bonds. The fund concentrates on the intermediate portion of the yield curve with a recognition that the ten-year Treasury bond has offered approximately 90% of the return of a 30-year Treasury with less risk. The fund is actively managed for duration, meaning that when we believe interest rates are falling, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear low and we believe interest rates will rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Government Fund returned 3.30% for the semi-annual period ended June 30, 2009. This return exceeded the fund’s Morningstar Short Government peer group, which had a category return of 2.47% for the period. This relative return reflects the fund’s duration posture which tends towards a more intermediate stance in a period in which intermediate bonds outperformed short bonds.  The fund’s 30-day SEC yield at period end was 1.72%, with an effective duration of 2.56 years.

The Government Fund began the period with 33.2% in Treasuries and 46.3% in government agency notes, with the remainder in mortgage-backed securities and short-term notes. Over the course of the six months, management increased the Treasury position to 35.1% and held the agency position steady with a 47.0% weighting. We also trimmed the fund’s holdings in high-quality mortgage-backed securities, decreasing exposure from 16.6% of the fund to 13.9%. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN STOCK HOLDINGS AS OF JUNE 30, 2010
% of net assets
US Treasury Note, 4.75%, 5/31/12	6.82%
Freddie Mac, 5.5%, 9/15/11	6.70%
US Treasury Note, 4%, 11/15/12	5.67%
US Treasury Note, 3.75%, 11/15/18	5.11%
US Treasury Note, 5.125%, 6/30/11	4.74%
US Treasury Note, 4.25%, 8/15/14	4.68%
Fannie Mae, 4.625%, 10/15/13	4.66%
FNMA MBS #745147, 4.5%, 12/1/35	3.87%
Freddie Mac, 4.5%, 7/15/13	3.48%
Fannie Mae, 4.75%, 2/21/13	3.46%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/10
Mortgage Backed Securities	13.9%
U.S. Agency Notes	47.0%
U.S. Treasury Notes	35.1%
Cash and Other	4.0%

MADISON MOSAIC CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Core Bond Fund invests primarily in intermediate term corporate, government and mortgage-backed bonds. The fund is actively managed in terms of duration, asset mix and yield curve positioning. When we believe interest rates are falling, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear low and we believe interest rates will rise, we shorten portfolio maturities with the goal of limiting potential declines.

Semi-Annual Report 2

Madison Mosaic Income Trust | Review of Period • Core Bond Fund | concluded

PERFORMANCE DISCUSSION

Mosaic Core Bond Fund rose 4.58% for the six months ended June 30, 2010. Over the same period, its Morningstar peer group in the Intermediate Term Bond category averaged 5.21%. Almost all this performance gap occurred in the first half of the period, as the market continued to favor higher-risk, lower-quality securities. The fund showed better relative returns in the second quarter of 2010 as investors shifted to a more defensive posture. Core Bond had a relatively light 6.2% exposure to Baa/BBB bonds (the lowest investment-grade rating) at the beginning of the period and ended the period holding 8.7%. We believe that if the fund had allocated a greater percentage of its portfolio to lower-rated securities throughout the period, its performance relative to its peer group would have been closer. As of June 30, 2010 Core Bond had a 30-day SEC yield of 2.90% and a duration of 3.66 years.

TOP TEN STOCK HOLDINGS AS OF JUNE 30, 2010
% of net assets
US Treasury Note, 3.75%, 11/15/18	10.87%
US Treasury Note, 4.25%, 8/15/14	7.94%
US Treasury Note, 1.875%, 2/28/14	3.43%
GNMA MBS #698089, 4%, 4/15/39	3.03%
FNMA MBS #889260, 5%, 4/1/38	2.47%
US Treasury Note, 3.875%, 5/15/18	2.43%
Freddie Mac, 5%, 2/16/17	2.40%
FHLMC MBS #J07302, 4.5%, 4/1/23	2.10%
Freddie Mac, 5.5%, 9/15/11	2.09%
FNMA MBS #745355, 5%, 3/1/36	2.03%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/10
Consumer Discretionary	6.5%
Consumer Staples	4.5%
Energy	4.0%
Financials	11.8%
Health Care	2.8%
Industrials	1.0%
Information Technology	3.9%
Materials	0.9%
Telecommunication Services	0.9%
Urilities	1.6%
Mortgage Backed Securities	24.5%
U.S. Government and Agency Obligations	34.6%
Cash and Other	3.0%

Semi-Annual Report 3

Madison Mosaic Income Trust | June 30, 2010

Government Fund • Portfolio of Investments (unaudited)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - 13.9%
Fannie Mae - 8.2%
5.5%, 2/1/18 Pool # 555345	$ 28,740	$ 31,117
5.0%, 6/1/18 Pool # 555545	55,430	59,626
6.5%, 5/1/32 Pool # 636758	13,697	15,295
6.5%, 6/1/32 Pool # 254346	12,957	14,469
6.0%, 8/1/32 Pool # 254405	24,009	26,486
4.5%, 12/1/35 Pool # 745147	175,443	183,508
5.5%, 1/1/38 Pool # 953589	54,912	59,031
Freddie Mac - 2.4%
5.5%, 8/1/17 Pool # E90778	23,581	25,602
4.5%, 11/1/23 Pool # G13342	67,388	71,271
6.5%, 6/1/32 Pool # C01364	14,221	15,822
Ginnie Mae - 3.3%
7.0%, 9/20/27 Pool # 2483	8,336	9,324
6.0%, 2/15/38 Pool # 676516	47,305	51,648
4.0%, 4/15/39 Pool # 698089	94,499	96,271
Total Mortgage Backed Securities (Cost $629,575)		659,470
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 82.1%
Fannie Mae - 24.0%
Fannie Mae, 6.625%, 11/15/10	105,000	107,547
Fannie Mae, 6.0%, 5/15/11	100,000	104,916
Fannie Mae, 6.125%, 3/15/12	100,000	109,206
Fannie Mae, 4.875%, 5/18/12	100,000	107,775
Fannie Mae, 3.625%, 2/12/13	150,000	160,256
Fannie Mae, 4.75%, 2/21/13	150,000	164,455
Fannie Mae, 4.375%, 7/17/13	150,000	164,429
Fannie Mae, 4.625%, 10/15/13	200,000	221,246
Federal Home Loan Bank - 5.7%
Federal Home Loan Bank, 4.0%, 9/6/13	150,000	162,425
Federal Home Loan Bank, 3.125%, 12/13/13	100,000	105,774
Freddie Mac - 17.3%
Freddie Mac, 5.0%, 10/18/10	155,000	157,127
Freddie Mac, 3.125%, 10/25/10	50,000	50,465
Freddie Mac, 5.5%, 9/15/11	300,000	318,043
Freddie Mac, 4.5%, 7/15/13	150,000	165,121
Freddie Mac, 2.875%, 2/09/15	125,000	130,355

	Principal Amount	Value
U.S. Treasury Notes - 35.1
US Treasury Note, 5.125%, 6/30/11	$215,000	$ 225,154
US Treasury Note, 1.0%, 7/31/11	125,000	125,801
US Treasury Note, 4.75%, 5/31/12	300,000	323,883
US Treasury Note, 4.0%, 11/15/12	250,000	269,316
US Treasury Note, 4.25%, 8/15/14	200,000	222,328
US Treasury Note, 3.125%, 10/31/16	150,000	157,371
US Treasury Note, 4.5%, 5/15/17	90,000	102,403
US Treasury Note, 3.75%, 11/15/18	225,000	242,473
Total U.S. Government and Agency Obligations (Cost $3,732,761)		3,897,869
REPURCHASE AGREEMENT - 3.2%
With U.S. Bank National Association issued 6/30/10 at 0.01%, due 7/1/10, collateralized by $156,548 in Freddie Mac MBS #G11649 due 2/1/20. Proceeds at maturity are $153,478 (Cost $153,478)		153,478
TOTAL INVESTMENTS - 99.2% (Cost $4,515,814)		4,710,817
NET OTHER ASSETS AND LIABILITIES - 0.8%		35,967
TOTAL NET ASSETS - 100.0%		$4,746,784

See accompanying Notes to Financial Statements.

Semi-Annual Report 4

Madison Mosaic Income Trust | June 30, 2010

Core Bond Fund • Portfolio of Investments (unaudited)

	Principal Amount	Value
CORPORATE DEBT SECURITIES - 37.9%
Consumer Discretionary - 6.5%
Comcast Corp., 5.3%, 1/15/14	$100,000	$109,852
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	115,264
McDonald’s Corp., 5.35%, 3/1/18	100,000	114,712
Target Corp., 5.875%, 3/1/12	100,000	107,896
Wal-Mart Stores Inc., 4.75%, 8/15/10	100,000	99,233
Walt Disney Co./The, 6.375%, 3/1/12	100,000	108,431
YUM! Brands Inc., 6.25%, 3/15/18	100,000	114,998
Consumer Staples - 4.5%
Bottling Group LLC, 4.625%, 11/15/12	100,000	108,150
Kellogg Co., 6.6%, 4/1/11	100,000	104,234
Kraft Foods Inc., 5.625%, 11/1/11	100,000	105,262
Sysco Corp., 5.25%, 2/12/18	100,000	112,083
Walgreen Co., 4.875%, 8/1/13	100,000	110,048
Energy - 4.0%
Conoco Funding Co., 6.35%, 10/15/11	100,000	106,704
Devon Energy Corp., 6.3%, 1/15/19	125,000	145,055
Marathon Oil Corp., 6.5%, 2/15/14	100,000	112,688
Valero Energy Corp., 6.875%, 4/15/12	100,000	107,708
Financials - 11.8%
Allstate Corp., 6.2%, 5/16/14	100,000	113,534
American Express Credit Corp., 5.875%, 5/2/13	100,000	109,485
BP Capital Markets PLC., 3.875%, 3/10/15	52,000	44,358
Bank of America, 4.875%, 9/15/12	100,000	104,135
Berkshire Hathaway Inc., 4.85% , 1/15/15	100,000	109,940
General Electric Capital Corp., 4.8%, 5/1/13	100,000	106,678
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	105,669
JP Morgan Chase & Co., 5.25%, 5/1/15	100,000	106,809
Markel Corp., 6.8%, 2/15/13	75,000	80,412
Morgan Stanley, 5.375%, 10/15/15	150,000	152,104
US Bancorp, 4.2%, 5/15/14	100,000	107,064
Wells Fargo & Co., 4.375%, 1/31/13	150,000	158,672
Wells Fargo & Co., 4.95%, 10/16/13	100,000	106,439
Health Care - 2.8%
Abbott Laboratories, 5.6%, 11/30/17	100,000	116,256
Eli Lilly & Co., 4.2%, 3/6/14	100,000	108,746
Pfizer Inc., 5.35%, 3/15/15	100,000	113,416
Industrials - 1.0%
United Parcel Service, 5.5%, 1/15/18	100,000	114,615
	Principal Amount	Value
Information Technology - 3.9%
Cisco Systems Inc., 5.5%, 2/22/16	$100,000	$ 115,341
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	115,357
IBM Corp, 4.75%, 11/29/12	100,000	108,313
Oracle Corp., 4.95%, 4/15/13	100,000	109,456
Materials - 0.9%
EI Du Pont De Nemour, 4.75%, 11/15/12	100,000	107,881
Telecommunication Services - 0.9%
AT&T Broadband, 8.375%, 3/15/13	27,000	31,285
Verizon New England, 6.5%, 9/15/11	75,000	79,230
Utilities - 1.6%
Dominion Resources Inc., 5.7%, 9/17/12	75,000	81,109
National Rural Utilities, 4.75%, 3/1/14	100,000	109,748
Total Corporate Debt Securities (Cost $4,233,625)		4,498,372
MORTGAGE BACKED SECURITIES - 24.5%
Fannie Mae - 14.5%
5.0%, 2/1/19 Pool # 725341	43,051	46,310
6.0%, 3/1/21 Pool # 745406	63,854	69,636
5.5%, 3/1/21 Pool # 837199	77,979	84,406
6.5%, 5/1/32 Pool # 636758	18,263	20,393
4.5%, 12/1/35 Pool # 745147	175,443	183,508
5.0%, 2/1/36 Pool # 745275	171,644	182,218
5.0%, 3/1/36 Pool # 745355	227,840	241,876
5.5%, 5/1/36 Pool # 745516	74,376	80,040
6.0%, 12/1/36 Pool # 256514	89,942	97,902
6.0%, 12/1/36 Pool # 902070	71,446	77,769
6.0%, 12/1/36 Pool # 903002	77,951	84,849
6.0%, 12/1/36 Pool # 905805	134,890	145,036
5.5%, 1/1/38 Pool # 953589	54,912	59,031
6.0%, 1/1/38 Pool # 965649	57,794	62,801
5.0%, 4/1/38 Pool # 889260	277,518	294,122
Freddie Mac - 7.0%
5.0%, 2/1/21 Pool # G11911	101,317	108,734
4.5%, 4/1/23 Pool # J07302	235,958	249,551
4.5%, 11/1/23 Pool # G13342	134,777	142,540
6.0%, 8/1/36 Pool # A51727	83,449	90,795
6.5%, 11/1/36 Pool # C02660	79,637	87,556
5.0%, 9/1/38 Pool # G04815	147,843	156,642
Ginnie Mae - 3.0%
4.0%, 4/15/39 Pool # 698089	354,373	361,017
Total Mortgage Backed Securities (Cost $2,783,769)		2,926,732

See accompanying Notes to Financial Statements.

Semi-Annual Report 5

Madison Mosaic Income Trust | Core Bond • Portfolio of Investments  | June 30, 2010 | concluded

	Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.6%
Freddie Mac - 6.6%
5.0%, 10/18/10	$150,000	$ 152,058
5.5%, 9/15/11	235,000	249,134
2.5%, 4/8/13	100,000	101,552
5.0%, 2/16/17	250,000	285,744
U.S. Treasury Bonds - 1.5%
5.375%, 2/15/31	150,000	184,570
U.S. Treasury Notes - 26.5%
5.125%, 6/30/11	100,000	104,723
1.875%, 2/28/14	400,000	407,688
4.25%, 8/15/14	850,000	944,895
4.25%, 11/15/17	100,000	112,352
3.875%, 5/15/18	265,000	289,678
3.75%, 11/15/18	1,200,000	1,293,187
Total U.S. Government & Agency Obligations (Cost $3,923,418)		4,125,581
REPURCHASE AGREEMENT - 2.0%
With U.S. Bank National Association issued 6/30/10 at 0.01%, due 7/1/10, collateralized by $238,105 in Freddie Mac MBS #G11649 due 2/1/20. Proceeds at maturity are $233,436 (Cost $233,436)		233,436
TOTAL INVESTMENTS - 99.0% (Cost $11,174,248)		11,784,121
NET OTHER ASSETS AND LIABILITIES - 1.0%		116,242
TOTAL NET ASSETS - 100.0%		$11,900,363

See accompanying Notes to Financial Statements.

Semi-Annual Report 6

Madison Mosaic Income Trust | June 30, 2010

Statements of Assets and Liabilities (unaudited)

	Government Fund	Core Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$ 4,557,339	$11,550,685
Repurchase agreements	153,478	233,436
Total investments*	4,710,817	11,784,121
Receivables
Interest	38,516	112,722
Capital shares sold	–	11,818
Total assets	4,749,333	11,908,661

LIABILITIES
Payables
Dividends	329	1,362
Capital shares redeemed	220	4,436
Auditor fees	1,750	2,250
Independent trustee fees	250	250
Total liabilities	2,549	8,298

NET ASSETS	$ 4,746,784	$11,900,363

Net assets consists of:
Paid in capital	$ 4,548,965	$11,588,461
Accumulated net realized gain (loss)	2,816	(297,971)
Net unrealized appreciation on investments	195,003	609,873
Net Assets	$ 4,746,784	$11,900,363

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized. (Note 7)	437,838	1,708,720

NET ASSET VALUE PER SHARE	$10.84	$6.96
*INVESTMENT SECURITIES, AT COST	$ 4,515,814	$11,174,248

See accompanying Notes to Financial Statements.

Semi-Annual Report 7

Madison Mosaic Income Trust | June 30, 2010

Statements of Operations (unaudited)

For the six-months ended June 30, 2010

	Government Fund	Core Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 74,754	$236,398

EXPENSES (Notes 3 and 5)
Investment advisory fees	9,062	24,662
Other expenses:
Service agreement fees	4,094	15,747
Auditor fees	1,750	2,250
Independent trustee fees	500	500
Total other expenses	6,344	18,497
Total expenses	15,406	43,159

NET INVESTMENT INCOME	59,348	193,239

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	2,999	(1,585)
Change in net unrealized appreciation of investments	87,920	371,644

NET GAIN ON INVESTMENTS	90,919	370,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,267	$563,298

See accompanying Notes to Financial Statements.

Semi-Annual Report 8

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Government Fund		Core Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2010	2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 59,348	$ 114,194	$ 193,239	$ 323,880
Net realized gain (loss) on investments	2,999	28,453	(1,585)	(10,178)
Net unrealized appreciation (depreciation) on investments	87,920	(96,261)	371,644	76,240
Net increase in net assets resulting from operations	150,267	46,386	563,298	389,942

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(59,348)	(114,194)	(193,239)	(323,880)
From net capital gains	–	(13,052)	–	–
Total distributions	(59,348)	(127,246)	(193,239)	(323,880)

CAPITAL SHARE TRANSACTIONS (Note 7)	356,219	(690,825)	(970,821)	7,247,526

NET INCREASE (DECREASE) IN NET ASSETS	447,138	(771,685)	(600,762)	7,313,588

NET ASSETS
Beginning of period	$4,299,646	$5,071,331	$12,501,125	$5,187,537
End of period	$4,746,784	$4,299,646	$11,900,363	$12,501,125

See accompanying Notes to Financial Statements.

Semi-Annual Report 9

Madison Mosaic Income Trust | June 30, 2010

Financial Highlights

Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.63	$10.81	$10.30	$9.94	$9.95	$10.16
Investment operations:
Net investment income	0.14	0.27	0.32	0.33	0.31	0.28
Net realized and unrealized gain (loss) on investments	0.21	(0.15)	0.51	0.36	(0.01)	(0.21)
Total from investment operations	0.35	0.12	0.83	0.69	0.30	0.07
Less distributions:
From net investment income	(0.14)	(0.27)	(0.32)	(0.33)	(0.31)	(0.28)
From net capital gains	–	(0.03)	–	–	–	--
Total distribution	(0.14)	(0.30)	(0.32)	(0.33)	(0.31)	(0.28)
Net asset value, end of period	$10.84	$10.63	$10.81	$10.30	$9.94	$9.95
Total return (%)	3.30	1.19	8.17	7.10	3.07	0.69
Ratios and supplemental data
Net assets, end of period (in thousands)	$4,747	$4,300	$5,071	$2,986	$3,055	$3,248
Ratio of expenses to average net assets (%)	0.671	0.69	0.78	1.15	1.19	1.19
Ratio of net investment income to average net assets (%)	2.601	2.55	3.00	3.30	3.11	2.75
Portfolio turnover (%)	5	38	67	18	41	43

CORE BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$6.76	$6.74	$6.58	$6.44	$6.46	$6.64
Investment operations:
Net investment income	0.11	0.21	0.27	0.26	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.20	0.02	0.16	0.14	(0.02)	(0.18)
Total from investment operations	0.31	0.23	0.43	0.40	0.22	0.05
Less distributions from net investment income	(0.11)	(0.21)	(0.27)	(0.26)	(0.24)	(0.23)
Net asset value, end of period	$6.96	$6.76	$6.74	$6.58	$6.44	$6.46
Total return (%)	4.58	3.43	6.80	6.41	3.48	0.77
Ratios and supplemental data
Net assets, end of period (in thousands)	$11,900	$12,501	$5,188	$4,523	$4,610	$5,602
Ratio of expenses to average net assets (%)	0.691	0.70	0.80	1.12	1.10	1.08
Ratio of net investment income to average net assets (%)	3.111	3.13	4.18	4.05	3.70	3.49
Portfolio turnover (%)	4	16	36	41	60	60

1Annualized.
Net asset value figures are based on average daily shares outstanding during the year.

See accompanying Notes to Financial Statements.

Semi-Annual Report 10

Madison Mosaic Income Trust | June 30, 2010 (unaudited)

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers four portfolios, each of which is a diversified mutual fund. This report contains information about two of these portfolios, the Madison Mosaic Government Fund and the Madison Mosaic Core Bund Fund (collectively, the "Funds"). Their objectives and strategies are detailed in their prospectus. The remaining Trust portfolios present their financial information in a separate report.

Securities Valuation: The Funds adopted Financial Accounting Standards Board ("FASB") guidance on fair value measurements. Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The Funds utilize a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents the Funds’ investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2010 (unaudited):

Fund	Level 1	Level 2	Level 3	Value at 6/30/2010
Government
Mortgage Backed Securities	$ --	$ 659,470	$ --	$ 659,470
U.S. Government and Agency Obligations	--	3,897,869	--	3,897,869
Repurchase Agreement	--	153,478	--	153,478
Total	$ --	$ 4,710,817	$ --	$ 4,710,817
Core Bond
Corporate Debt Securities	$ --	$ 4,498,372	$ --	$ 4,498,372
Mortgage Backed Securities	--	2,926,732	--	2,926,732
U.S. Government and Agency Obligations	--	4,125,581	--	4,125,581
Repurchase Agreement	--	233,436	--	233,436
Total	$ --	$11,784,121	$ --	$11,784,121
Please see the Portfolio of Investments for each Fund for a listing of all securities within each caption.

Semi-Annual Report 11

Madison Mosaic Income Trust | Notes to Financial Statements | continued

In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds currently do not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. For the six-months ended June 30, 2010, neither fund had securities that transferred between classification levels.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net invest-ment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2009 and 2008 was as follows:

	2009	2008
Government Fund:
Distributions paid from:
Ordinary income	$114,194	$110,824
Long-term capital gains	13,052	--
Core Bond Fund:
Distributions paid from ordinary income	$323,880	$190,251

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows (unaudited):

Government Fund:
Accumulated net realized gains	$ 2,816
Net unrealized appreciation on investments	195,003
$197,819
Core Bond Fund:
Accumulated net realized losses	$(297,971)
Net unrealized appreciation on investments	609,873
$311,902

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of FASB guidance on accounting for uncertainty in income taxes. The implementation of this guidance resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the six-months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

As of December 31, 2009, the Core Bond Fund had available for federal income tax purposes the following unused capital loss carryovers:

Semi-Annual Report 12

Madison Mosaic Income Trust | Notes to Financial Statements | continued

Expiration Date	Core Bond Fund
December 31, 2010	$243,364
December 31, 2013	20,428
December 31, 2014	22,383
December 31, 2017	10,131

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. The Trust, along with other registered investment companies having Advisory and Services Agreements with the same investment adviser, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2010, the Government Fund had a 0.6% interest and the Core Bond Fund had a 0.9% interest in the consolidated repurchase agreement of $25,674,778 collateralized by $26,188,339 in Freddie Mac Mortgaged Backed Security Notes. Proceeds at maturity were $25,674,785.

3. Investment Advisory Fees. For the period covered by this report, the investment adviser to the Funds, Madison Investment Advisors, Inc. ("MIA") and Madison Mosaic, LLC, a wholly owned subsidiary of MIA (together, the "Adviser"), earned an advisory fee equal to 0.40% per annum of the average net assets of each Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2010 were as follows (unaudited):

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$560,228	$203,809
Core Bond Fund:
U.S. Gov’t securities	–	$992,020
Other	$424,847	173,769

5. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This fee was 0.28% for the Government Fund and 0.30% for the Core Bond Fund. The direct expenses paid by the Funds and referenced below come out of this fee.

The Funds pay the expenses of the Funds’ Independent Trustees and auditors directly. For the six-months ended June 30, 2010, these fees amounted to $500 and $1,750, respectively, for the Government Fund and $500 and $2,250, respectively, for the Core Bond Fund.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost of securities for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2010 (unaudited):

	Government Fund	Core Bond Fund

Aggregate Cost	$4,515,814	$11,174,248
Gross unrealized appreciation	195,003	621,866
Gross unrealized depreciation	–	(11,993)
Net unrealized appreciation	$ 195,003	$ 609,873

Semi-Annual Report 13

Madison Mosaic Income Trust | Notes to Financial Statements | concluded

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund	2010	2009
In Dollars
Shares sold	$ 611,390	$1,645,312
Shares issued in reinvestment of dividends	57,308	122,057
Total shares issued	668,698	1,767,369
Shares redeemed	(312,479)	(2,458,194)
Net increase (decrease)	$ 356,219	$ (690,825)

In Shares
Shares sold	57,107	152,832
Shares issued in reinvestment of dividends	5,339	11,384
Total shares issued	62,446	164,216
Shares redeemed	(29,156)	(228,740)
Net increase (decrease)	33,290	(64,524)

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Core Bond Fund	2010	2009
In Dollars
Shares sold	$ 1,380,886	$11,222,498
Shares issued in reinvestment of dividends	184,756	307,135
Total shares issued	1,565,642	11,529,633
Shares redeemed	(2,536,463)	(4,282,107)
Net increase (decrease)	$ (970,821)	$ 7,247,526

In Shares
Shares sold	202,186	1,669,385
Shares issued in reinvestment of dividends	26,910	45,482
Total shares issued	229,096	1,714,867
Shares redeemed	(370,286)	(634,993)
Net increase (decrease)	(141,190)	1,079,874

8. Line of Credit. The Government Fund has a $1 million and the Core Bond Fund has a $3.5 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2010, neither Fund borrowed on their respective lines of credit.

9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds’ financial statements through August 23, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Report 14

Madison Mosaic Income Trust

Other Information

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2010 and held for the six-months ended June 30, 2010.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,032.95	0.67%	$3.39
Core Bond Fund	$1,000.00	$1,045.82	0.69%	$3.52
1For the six-months ended June 30, 2010.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes
The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,025.05	0.67%	$3.38
Core Bond Fund	$1,000.00	$1,025.05	0.69%	$3.49
1For the six-months ended June 30, 2010.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Madison Mosaic Income Trust | Other Information | concluded

Forward-Looking Statement Disclosure. One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the Securities and Exchange Commission ("SEC") web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Semi-Annual Report 15

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT

Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service

Toll-free nationwide: 888-670-3600
550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

SEMI-ANNUAL REPORT (unaudited)

June 30, 2010

Institutional Bond Fund
COINS Fund

Contents

Review of Period
Economic Overview	1
Outlook	1
Institutional Bond Fund	2
Corporate Income Shares (COINS) Fund	3
Portfolio of Investments
Institutional Bond Fund	4
Corporate Income Shares (COINS) Fund	5
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	14

Madison Mosaic Income Trust

Review of Period

ECONOMIC OVERVIEW

As we began 2010 we experienced a period of welcome calm in the bond markets, characterized by a relatively stable yield curve, lower market volatility, and range bound long-term yields. As a result, investors turned their attention to debating economic fundamentals while weighing the sustainability of the recent economic upturn. While the economy grew at a brisk pace in the final quarter of 2009 and inflation remained tame, this image of resurgent growth belied persistent fundamental challenges. The housing market continued to struggle, unemployment was persistently high, and European governments came under pressure. Despite these clouds, higher risk U.S. bonds continued to lead the market through the first quarter of 2010.

Fear reemerged in the financial markets during the second quarter of 2010. After nearly a year of consistent gains from risk sectors (stocks, corporate bonds), turmoil in the European Union among sovereign bond issuers and the banks that finance them caused investors to seek the relative safety of the highest quality investments. In the U.S., that meant a sharp rally in Treasury yields, widening risk premiums on corporate bonds and declines in the broad equity indices.

The situation in Europe worsened despite efforts of the European Central Bank. A large fund, similar in size, scope, and purpose to the TARP Fund in the U.S. was created to take the pressure off of the short-term liquidity needs of countries such as Greece. While the liquidity facility proved welcome, the fundamental problem facing European sovereigns — fiscal discipline — remained unresolved. Returning the budgets of Europe’s large deficit countries to something approaching "discipline" will require a sharp dose of higher taxes and reduced spending on social programs including pension entitlements.

Here in the U.S., the financial system appeared somewhat insulated from direct effects of Europe’s debt problems. U.S. banks seemed to have manageable exposures to European sovereign bonds and similarly manageable exposures to European banks. However, the effects on our economy bear watching. Despite the muted economic growth outlook, inflation concerns remain hotly debated. Events in Europe suggest potential deflation in the Eurozone. China has applied the monetary brakes to its economy in an attempt to cool an over-heated property market. Yet stimulative monetary and fiscal policies in the U.S. continue. As a result, we now believe U.S. inflation will likely remain low for longer than we had been expecting, and we have pushed out our forecast of higher inflation until late 2011.

OUTLOOK

Against this backdrop of anemic growth and low inflation, we expect the Fed, despite its recent saber-rattling, to keep short-term interest rates low for at least the rest of this year. The yield curve should retain its steep slope and investors will likely continue to shy away from low-yielding cash equivalents in favor of better returns farther out the curve. We continue to favor intermediate bonds over the price risk inherent in longer maturities. We expect volatility to remain elevated as multiple cross-currents continue to buffet the market. We believe managing interest rate risk in this volatile environment will continue to be a key source of relative return, as will a healthy allocation to high-quality corporate and agency bonds in Institutional Bond Fund.

Semi-Annual Report 1

Madison Mosaic Income Trust | Portfolio Manager Review | continued

Madison Mosaic Institutional Bond Fund

INVESTMENT STRATEGY HIGHLIGHTS

Madison Institutional Bond Fund invests primarily in short to intermediate term government, government agency and investment-grade corporate bonds. The fund concentrates on the intermediate portion of the yield curve with a recognition that the ten-year Treasury bond has offered approximately 90% of the return of a 30-year Treasury with less risk over time. The fund is actively managed for duration, meaning that when we believe interest rates are falling, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear low and we believe interest rates will rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Institutional Bond Fund returned 3.24% for the semi-annual period ended June 30, 2010. Over the same period, its Morningstar peer group in the Intermediate Term Bond category averaged 5.21%. Almost all this performance gap occurred in the first half of the period, as the market continued to favor higher-risk, lower-quality securities. The fund showed better relative returns in the second quarter of 2010 as investors shifted to a more defensive posture. Institutional Bond Fund does not maintain exposure to Baa/BBB bonds (the lowest investment-grade rating) or lower rated bonds. Lower-rated bonds had a large performance advantage in the first quarter of 2010 and showed higher returns than the highest rated AAA bonds over the six-month period. As of June 30, 2010 Institutional Bond had a 30-day SEC yield of 1.83% and a duration of 3.05 years.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/10
Consumer Discretionary	5.9%
Consumer Staples	9.6%
Energy	3.3%
Financials	15.6%
Health Care	2.8%
Industrials	1.4%
Information Technology	7.4%
Materials	1.8%
Utilities	0.9%
U.S. Government & Agency Obligations	44.7%
Cash & Other	6.6%

TOP TEN HOLDINGS AS OF JUNE 30, 2010
% of net assets
US Treasury Note, 4.25%, 8/15/14	4.32%
Freddie Mac, 4.5%, 7/15/13	4.28%
US Treasury Note, 4.875%, 2/15/12	4.26%
Freddie Mac, 5.125%, 7/15/12	4.24%
US Treasury Note, 4.5%, 2/28/11	4.08%
Fannie Mae, 3.625%, 8/15/11	4.02%
US Treasury Note, 4%, 11/15/12	3.72%
Federal Home Loan Bank, 3.625%, 5/29/13	3.70%
US Treasury Note, 2%, 11/30/13	3.55%
US Treasury Note, 1.375%, 1/15/13	3.50%

Semi-Annual Report 2

Madison Mosaic Income Trust | Portfolio Manager Review | concluded

Corporate Income Shares (COINS)

COINS is a corporate bond portfolio designed for exclusive use within separately managed accounts. COINS had a return of 4.27% for the six-month period ended June 30, 2010. This was behind the 4.82% return of the Barclay’s Capital Intermediate Investment Grade Index, the fund’s benchmark over this same six months. This underperformance was largely a matter of quality, as COINS held less exposure to lower-rated bonds than its benchmark. Over this period, lower-rated bonds had a performance advantage over the highest-rated AAA category.

At the end of the period, the portfolio held a diversified portfolio of 50 corporate bonds with a composite quality rating of A2. The portfolio had an effective duration of 3.78. Eighty-one percent of the portfolio was rated A or higher by Standard and Poor’s, with approximately 19% rated BBB.

TOP TEN HOLDINGS AS OF JUNE 30, 2010

% of net assets
Abbott Laboratories, 5.875%, 5/15/16	2.78%
Cisco Systems Inc., 5.5%, 2/22/16	2.74%
YUM! Brands Inc., 6.25%, 3/15/18	2.73%
Coca-Cola Co., 5.35%, 11/15/17	2.72%
Pfizer Inc., 5.35%, 3/15/15	2.69%
Sysco Corp., 5.25%, 2/12/18	2.66%
National Rural Utilities, 4.75%, 3/1/14	2.61%
EI Du Pont De Nemour, 4.75%, 11/15/12	2.56%
US Bancorp, 4.2%, 5/15/14	2.54%
American Express Co., 4.875%, 7/15/13	2.54%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/10
Consumer Discretionary	12.8%
Consumer Staples	19.9%
Energy	6.9%
Financials	22.1%
Health Care	7.0%
Industrials	4.7%
Information Technology	12.2%
Materials	2.6%
Telecommunication Services	2.5%
Utilities	3.6%
Cash & Other	5.7%

Semi-Annual Report 3

Madison Mosaic Income Trust | June 30, 2010

Institutional Bond Fund • Portfolio of Investments (unaudited)
	Principal Amount	Value
CORPORATE DEBT SECURITIES - 48.7%
Consumer Discretionary - 5.9%
Costco Wholesale Corp., 5.3%, 3/15/12	$1,000,000	$1,072,228
McDonald’s Corp., 5.35%, 3/1/18	1,000,000	1,147,116
Target Corp., 5.875%, 3/1/12	1,000,000	1,078,964
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	136,051
Consumer Staples - 9.6%
Coca-Cola Co./The, 4.875%, 3/15/19	1,000,000	1,109,746
Pepsico Inc., 4.65%, 2/15/13	1,000,000	1,087,025
Proctor & Gamble Co., 4.7%, 2/15/19	1,000,000	1,097,746
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,120,830
Walgreen Co., 4.875%, 8/1/13	125,000	137,560
Walgreen Co., 5.25%, 1/15/19	875,000	994,268
Energy - 3.3%
Conoco Funding Co., 6.35%, 10/15/11	1,000,000	1,067,040
ConocoPhillips, 4.6%, 1/15/15	750,000	820,179
Financials - 15.6%
Allstate Corp., 6.2%, 5/16/14	450,000	510,902
American Express Co., 4.875%, 7/15/13	1,000,000	1,068,447
Bank of America, 4.875%, 9/15/12	1,000,000	1,041,352
Berkshire Hathaway Inc., 4.85%, 1/15/15	450,000	494,730
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	441,871
General Electric Capital Corp., 4.25%, 6/15/12	170,000	176,992
General Electric Capital Corp., 4.8%, 5/1/13	830,000	885,431
Goldman Sachs Group Inc./The, 6.6%, 1/15/12	1,000,000	1,058,029
Household Finance Co., 6.375%, 10/15/11	70,000	73,177
JP Morgan Chase & Co., 5.25%, 5/1/15	1,000,000	1,068,096
Merrill Lynch & Co. Inc., 5.77%, 7/25/11	125,000	129,695
Morgan Stanley, 5.375%, 10/15/15	1,000,000	1,014,027
US Bancorp, 4.2%, 5/15/14	1,000,000	1,070,645
Health Care - 2.8%
Abbott Laboratories, 5.6%, 11/30/17	1,000,000	1,162,557
Eli Lilly & Co., 4.2%, 3/6/14	450,000	489,357
Industrials - 1.4%
United Parcel Service, 5.5%, 1/15/18	705,000	808,034
Information Technology -7.4%
Cisco Systems Inc., 5.25%, 2/22/11	1,000,000	1,027,351
Hewlett-Packard Co., 5.25%, 3/1/12	1,000,000	1,070,462
IBM Corp, 4.75%, 11/29/12	1,000,000	1,083,131
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,094,563
	Principal Amount	Value
Materials - 1.8%
EI Du Pont De Nemour, 3.25%, 1/15/15	$1,000,000	$ 1,044,323
Utilities - 0.9%
National Rural Utilities, 4.75%, 3/1/14	450,000	493,872
Total Corporate Debt Securities (Cost $27,509,788)		$28,175,797
US GOVERNMENT & AGENCY OBLIGATIONS - 44.7%
Fannie Mae - 6.4%
3.625%, 8/15/11	2,250,000	2,329,351
4.625%, 10/15/14	1,250,000	1,395,816
Federal Home Loan Bank - 3.7%
3.625%, 5/29/13	2,000,000	2,143,590
Freddie Mac - 8.5%
5.125%, 7/15/12	2,250,000	2,454,469
4.5%, 7/15/13	2,250,000	2,476,818
U.S. Treasury Notes - 26.1%
4.5%, 2/28/11	2,300,000	2,364,508
4.875%, 2/15/12	2,300,000	2,464,416
4%, 11/15/12	2,000,000	2,154,532
1.375%, 1/15/13	2,000,000	2,027,188
2%, 11/30/13	2,000,000	2,053,438
4.25%, 8/15/14	2,250,000	2,501,192
3.125%, 5/15/19	1,500,000	1,531,524
Total US Government & Agency Obligations (Cost $25,382,728)		$25,896,842
REPURCHASE AGREEMENT - 5.7%
With U.S. Bank National Association issued 6/30/10 at 0.01%, due 7/1/10, collateralized by $3,371,049 in Freddie Mac MBS #G11649 due 2/1/20. Proceeds at maturity are $3304,943 (Cost $3,304,942)		3,304,942
TOTAL INVESTMENTS - 99.1% (Cost $56,197,458)		$57,377,581
NET OTHER ASSETS AND LIABILITIES - 0.9%		535,882
TOTAL NET ASSETS - 100.0%		$57,913,463

See accompanying Notes to Financial Statements.

Semi-Annual Report 4

Madison Mosaic Income Trust | June 30, 2010

COINS Fund • Portfolio of Investments (unaudited)

	Principal Amount	Value
CORPORATE DEBT SECURITIES - 94.3%
Consumer Discretionary - 12.8%
Comcast Corp., 5.9%, 3/15/16	$15,000	$16,925
Costco Wholesale Corp., 5.3%, 3/15/12	20,000	21,445
McDonald’s Corp., 5.8%, 10/15/17	20,000	23,388
Target Corp., 5.875%, 7/15/16	20,000	23,475
Walt Disney Co., 5.7%, 7/15/11	20,000	21,012
YUM! Brands Inc., 6.25%, 3/15/18	25,000	28,749
Consumer Staples - 19.9%
Bottling Group LLC, 4.625%, 11/15/12	20,000	21,630
Coca Cola Co., 5.35%, 11/15/17	25,000	28,634
Coca Cola Enterprises, 7.375%, 3/03/14	10,000	11,929
General Mills Inc., 5.65%, 2/15/19	20,000	22,765
Kellogg Co., 6.6%, 4/1/11	15,000	15,635
Kimberly-Clark, 6.125%, 8/1/17	10,000	11,854
Kraft Foods Inc., 6.5%, 8/11/17	20,000	23,264
Proctor & Gamble Co., 4.95%, 8/15/14	20,000	22,436
Sysco Corp., 5.25%, 2/12/18	25,000	28,021
Walgreen Co., 5.25%, 1/15/19	20,000	22,726
Energy - 6.9%
Conoco Funding Co., 6.35%, 10/15/11	20,000	21,341
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,664
Marathon Oil Corp., 6.5%, 2/15/14	10,000	12,011
Marathon Oil Corp., 7.5%, 2/15/19	10,000	11,269
Valero Energy Corp., 6.875%, 4/15/12	10,000	10,771
Financials - 22.1%
American Express Co., 4.875%, 7/15/13	25,000	26,711
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	11,090
Bank of America, 4.875%, 9/15/12	20,000	20,827
Bank One Corp., 7.875%, 8/1/10	20,000	20,044
Berkshire Hathaway Inc., 4.85%, 1/15/15	20,000	21,988
General Electric Capital Corp., 5.4%, 2/15/17	25,000	26,591
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	20,000	21,030
JP Morgan Chase & Co., 5.125%, 9/15/14	5,000	5,341
Merrill Lynch & Co. Inc., 6.4%, 8/28/17	15,000	15,663
Morgan Stanley, 5.375%, 10/15/15	10,000	10,140
US Bancorp, 4.2%, 5/15/14	25,000	26,766
Wells Fargo & Co., 4.95%, 10/16/13	15,000	15,966
Wells Fargo & Co., 5.625%, 12/11/17	10,000	10,949
Health Care - 7.0%
Abbott Laboratories, 5.875%, 5/15/16	25,000	29,284
Eli Lilly & Co., 6%, 3/15/12	15,000	16,343
Pfizer, Inc., 5.35%, 3/15/15	25,000	28,354
	Principal Amount	Value
Industrials - 4.7%
3M Company, 4.5%, 11/1/11	$25,000	$ 26,201
United Parcel Service, 5.5%, 1/15/18	20,000	22,923
Information Technology - 12.2%
Cisco Systems Inc., 5.5%, 2/22/16	25,000	28,835
Hewlett-Packard Co., 5.25%, 3/1/12	20,000	21,409
IBM Corp., 4.75%, 11/29/12	20,000	21,663
Intuit Inc., 5.4%, 3/15/12	10,000	10,621
Oracle Corp., 5.75%, 4/15/18	20,000	23,190
Western Union Co., 5.93%, 10/01/16	20,000	22,472
Materials - 2.6%
EI Du Pont De Nemour, 4.75%, 11/15/12	25,000	26,970
Telecommunication Services - 2.5%
Bellsouth Corp., 6%, 10/15/11	15,000	15,929
Verizon New England, 6.5%, 9/15/11	10,000	10,564
Utilities - 3.6%
Dominion Resources, 5.7%, 9/17/12	10,000	10,815
National Rural Utilities, 4.75%, 3/1/14	25,000	27,436
Total Corporate Debt Securities (Cost $914,133)		$ 992,059
REPURCHASE AGREEMENT - 4.3%
With U.S. Bank National Association issued 6/30/10 at 0.01%, due 7/1/10, collateralized by $46,590 in Freddie Mac MBS #G11649 due 2/1/20. Proceeds at maturity are $45,676 (Cost $45,676)		45,676
TOTAL INVESTMENTS - 98.6% (Cost $959,809)		$1,037,735
NET OTHER ASSETS AND LIABILITIES - 1.4%		15,204
TOTAL NET ASSETS - 100.0%		$1,052,939

See accompanying Notes to Financial Statements.

Semi-Annual Report 5

Madison Mosaic Income Trust | June 30, 2010

Statements of Assets and Liabilities (unaudited)

	Institutional Bond Fund	COINS Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$54,072,569	$ 992,059
Repurchase agreements	3,304,942	45,676
Total investments*	57,377,511	1,037,735
Receivables
Interest	702,737	15,204
Capital shares sold	61,247	–
Total assets	58,141,495	1,052,939

LIABILITIES (Notes 3 and 5)
Payables
Dividends	202,726	–
Capital shares redeemed	21,806	–
Auditor fees	3,250	–
Independent trustee fees	250	–
Total liabilities	228,032	–

NET ASSETS	$57,913,463	$1,052,939

Net assets consists of:
Paid in capital	$56,704,208	$976,937
Accumulated net realized losses	29,202	(1,924)
Net unrealized appreciation on investments	1,180,053	77,926
Net assets	$57,913,463	$1,052,939

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 7)
	5,300,359	96,813
NET ASSET VALUE PER SHARE
	$10.93	$10.88
*INVESTMENT SECURITIES, AT COST	$56,197,458	$ 959,809

See accompanying Notes to Financial Statements.

Semi-Annual Report 6

Madison Mosaic Income Trust

Statements of Operations (unaudited)

For the six-months ended June 30, 2010
	Institutional Bond Fund	COINS Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 644,938	$23,674

EXPENSES (Notes 3 and 5)
Investment advisory fees	85,102	–
Other expenses:
Service agreement fees	50,147	–
Auditor fees	3,250	–
Independent trustee fees	500	–
Total other expenses	53,897	–
Total expenses	138,999	–

NET INVESTMENT INCOME	505,939	23,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	34,188	(469)
Change in net unrealized appreciation of investments	1,144,009	19,039

NET GAIN ON INVESTMENTS	$1,178,197	$18,570

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,684,136	$42,244

See accompanying Notes to Financial Statements.

Semi-Annual Report 7

Madison Mosaic Income Trust

Statements of Changes in Net Assets

For the period indicated

	Institutional Bond Fund		COINS Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2010	2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 505,939	$ 173,320	$ 23,674	$ 47,935
Net realized gain (loss) on investments	34,188	(4,986)	(469)	(1,455)
Net unrealized appreciation (depreciation) on investments	1,144,009	(21,031)	19,039	48,022
Net increase in net assets resulting from operations	1,684,136	147,303	42,244	94,502

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(505,939)	(173,320)	(23,674)	(47,935)
From net capital gains	–	--	–	--
Total distributions	(505,939)	(173,320)	(23,674)	(47,935)

CAPITAL SHARE TRANSACTIONS (Note 7)	30,353,355	24,253,096	47,709	(8,090)

NET INCREASE IN NET ASSETS	31,531,552	24,227,079	66,279	38,477

NET ASSETS
Beginning of period	$26,381,911	$ 2,154,832	$ 986,660	$948,183
End of period	$57,913,463	$26,381,911	$1,052,939	$986,660

See accompanying Notes to Financial Statements.

Semi-Annual Report 8

Madison Mosaic Income Trust

Financial Highlights

Selected data for a share outstanding throughout each period indicated

INSTITUTIONAL BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.68	$10.47	$10.41	$10.08	$10.11	$10.34
Investment operations:
Net investment income	0.09	0.20	0.48	0.44	0.41	0.36
Net realized and unrealized gain (loss) on investments	0.25	0.21	0.16	0.33	(0.03)	(0.23)
Total from investment operations	0.34	0.41	0.64	0.77	0.38	0.13
Less distributions:
From net investment income	(0.09)	(0.20)	(0.48)	(0.44)	(0.41)	(0.36)
From net capital gains	--	--	(0.10)	--	--	--
Total distributions	(0.09)	(0.20)	(0.58)	(0.44)	(0.41)	(0.36)
Net asset value, end of period	$10.93	$10.68	$10.47	$10.41	$10.08	$10.11
Total return (%)	3.24	3.99	6.30	7.77	3.93	1.24
Ratios and supplemental data
Net assets, end of period (in thousands)	$57,913	$26,382	$2,155	$6,413	$6,511	$7,672
Ratio of expenses to average net assets (%)	0.481	0.49	0.56	0.47	0.46	0.45
Ratio of net investment income to average net assets (%)	1.761	2.21	3.70	4.21	3.97	3.48
Portfolio turnover (%)	12	11	73	42	34	39

COINS FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2010	2009	2008	2007*
Net asset value, beginning of period	$10.68	$10.16	$10.26	$10.00
Investment operations:
Net investment income	0.25	0.53	0.52	0.27
Net realized and unrealized gain (loss) on investments	0.20	0.52	(0.09)	0.26
Total from investment operations	0.45	1.05	0.43	0.53
Less distributions:
From net investment income	(0.25)	(0.53)	(0.52)	(0.27)
From net capital gains	--	--	(0.01)	--
Total distributions	(0.25)	(0.53)	(0.53)	(0.27)
Net asset value, end of period	$10.88	$10.68	$10.16	$10.26
Total return (%)	4.27	10.58	4.29	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$1,053	$987	$948	$637
Ratio of expenses to average net assets (%)	--	--	--	--
Ratio of net investment income to average net assets (%)	4.681	5.05	5.21	5.29
Portfolio turnover (%)	6	18	5	3

1Annualized.
* For the period July 1, 2007 (commencement of operations) through December 31, 2007
Net asset value figures are based on average daily shares outstanding during the year.

See accompanying Notes to Financial Statements.

Madison Mosaic Income Trust | June 30, 2010

Notes to Financial Statements
1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers four portfolios, each of which is a diversified mutual fund. This report contains information about two of these portfolios, the Madison Mosaic Institutional Bond Fund and the Madison Mosaic Corporate Income Shares (COINS) Fund (collectively, the "Funds"). Their objectives and strategies are detailed in their prospectuses. The remaining Trust portfolios present their financial information in a separate report.

Securities Valuation: The Funds adopted Financial Accounting Standards Board (‘FASB") guidance on fair value measurements. Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The Funds utilize a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Funds’ investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of June 30, 2010 (unaudited):

Fund	Level 1	Level 2	Level 3	Value at 6/30/2010
Institutional Bond
Corporate Debt Securities	$ --	$28,175,797	$ --	$28,175,797
U.S. Government & Agency Notes	--	25,896,842	--	25,896,842
Repurchase Agreement	--	3,304,942	--	3,304,942
Total	$ --	$57,377,581	$ --	$57,377,581

COINS
Corporate Debt Securities	--	$ 992,059	$ --	$ 992,059
Repurchase Agreement	--	45,676	--	45,676
Total	$ --	$ 1,037,735	$ --	$ 1,037,735

Please see the Portfolio of Investments for each Fund for a listing of all securities within each caption.

Semi-Annual Report 9

Madison Mosaic Income Trust | Notes to Financial Statements | continued

In March 2008, FASB issued guidance regarding enhanced disclosures about funds’ derivative and hedging activities. Management has determined that there is no impact on the Funds’ financial statements as the Funds currently do not hold derivative financial instruments.

In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. For the six-months ended June 30, 2010, neither fund had securities that transferred between classification levels.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly for the Institutional Bond Fund and monthly for the COINS Fund. Capital gain distributions, if any, are declared and paid annually at year-end for both Funds.

The tax character of distributions paid during 2009 and 2008 was as follows:

	2009	2008
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$173,320	$122,678
Long-term capital gains	--	19,610
COINS Fund:
Distributions paid from:
Ordinary income	$47,935	$42,472
Short-term capital gains	--	579

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows (unaudited):

Institutional Bond Fund:
Net realized gain on investments	$ 29,202
Net unrealized appreciation on investments	1,180,053
$1,209,255
COINS Fund:
Net realized loss on investments	$ (1,924)
Net unrealized appreciation on investments	77,926
$76,002

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds adopted the provisions of FASB guidance on accounting for uncertainty in income taxes. The implementation of this guidance resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the six-months ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Semi-Annual Report 10

Madison Mosaic Income Trust | Notes to Financial Statements | continued

As of December 31, 2009, the Institutional Bond Fund and COINS Fund had $4,986 and $1,455, respectively, of unused capital loss carryovers that will expire December 31, 2017.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchase securities under agreements to resell, the securities are held for safekeeping by the Funds’ custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the custodian bank. The Funds, along with other registered investment companies having Advisory and Services Agreements with the same investment adviser, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2010, the Institutional Bond Fund had a 12.9% interest and the COINS Fund had a 0.2% interest in the consolidated repurchase agreement of $25,674,778 collateralized by $26,188,339 in Freddie Mac Mortgage Backed Security Notes. Proceeds at maturity were $25,674,785.

3. Investment Advisory Fees. For the period covered by this report, the investment adviser to the Funds, Madison Investment Advisors, Inc. ("MIA") and Madison Mosaic, LLC, a wholly owned subsidiary of MIA (together the "Adviser"), earned an advisory fee equal to 0.30% per annum of the average net assets of the Institutional Bond Fund. This fee is accrued daily and is paid monthly.

The COINS Fund pays no advisory fees to the Adviser. Instead the Adviser is compensated for managing the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended June 30, 2010 were as follows (unaudited):

	Purchases	Sales
Institutional Fund:
U.S. Gov’t securities	$18,491,074	$5,464,301
Other	16,321,177	416,327
COINS Fund:
U.S. Gov’t securities	$ –	$ –
Other	105,589	61,461

5. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for the Funds to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. For the Institutional Bond Fund, this percentage is 0.19%.

The Institutional Bond Fund also pays the expenses of its Independent Trustees and auditors directly. For the six-months ended June 30, 2010, the amounts expensed for these fees were $500 and $3,250, respectively. These expenses are included as part of the fees described in the prior paragraph.

The COINS Fund pays no expenses. Instead, the Adviser is compensated for administering the fund through payments it receives from fees paid on accounts in wrap programs whose clients are permitted to invest in COINS.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost of securities for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2010 (unaudited):

	Institutional Bond Fund	COINS Fund
Aggregate Cost	$56,197,458	$959,809
Gross unrealized appreciation	1,293,043	80,402
Gross unrealized depreciation	(112,990)	(2,476)
Net unrealized appreciation	$ 1,180,053	$ 77,926

Semi-Annual Report 11

Madison Mosaic Income Trust | Notes to Financial Statements | concluded

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31
Institutional Bond Fund	2010	2009
In Dollars
Shares sold	$35,044,156	$27,206,566
Shares issued in reinvestment of dividends	303,008	172,265
Total shares issued	35,347,164	27,378,831
Shares redeemed	(4,993,809)	(3,125,735)
Net increase	$30,353,355	$24,253,096

In Shares
Shares sold	3,264,456	2,539,877
Shares issued in reinvestment of dividends	28,095	16,240
Total shares issued	3,292,551	2,556,117
Shares redeemed	(461,369)	(292,714)
Net increase	2,831,182	2,263,403

	(unaudited) Six-Months Ended June 30,	Year Ended December 31
COINS Fund	2010	2009
In Dollars
Shares sold	$ 24,035	$100,000
Shares issued in reinvestment of dividends	23,674	47,935
Total shares issued	47,709	147,935
Shares redeemed	–	(156,025)
Net increase (decrease)	$ 47,709	$ (8,090)

In Shares
Shares sold	2,228	9,756
Shares issued in reinvestment of dividends	2,192	4,586
Total shares issued	4,420	14,342
Shares redeemed	–	(15,281)
Net increase (decrease)	4,420	(939)

8. Line of Credit. The Institutional Bond Fund has a $3 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2010, the Fund did not borrow on its line of credit.

9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds’ financial statements through August 23, 2010, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Report 12

Madison Mosaic Income Trust

Other Information

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Fund.

This Example is based on an investment of $1,000 invested on January 1, 2010 and held for the six-months ended

June 30, 2010.

Actual Expenses
The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Institutional Bond Fund	$1,000.00	$1,032.35	0.48%	$2.44
COINS Fund	$1,000.00	$1,042.71	0%	$0
1For the six-months ended June 30, 2010.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes
The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in your Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Institutional Bond Fund	$1,000.00	$1,025.05	0.48%	$2.43
COINS Fund	$1,000.00	$1,025.05	0%	$0
1For the six-months ended June 30, 2010.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Semi-Annual Report 13

Madison Mosaic Income Trust | Other Information | concluded

Forward-Looking Statement Disclosure. One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the Securities and Exchange Commission ("SEC") web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Semi-Annual Report 14

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Intermediate Income Fund
Institutional Bond Fund
Corporate Income Shares (COINS)

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT

Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Shareholder Service

Toll-free nationwide: 888-670-3600
550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-03616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2 (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

Holly Baggot, Secretary

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 24, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 24, 2010